Organization and Operations - General information (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Dec. 31, 2022	Mar. 28, 2022	Oct. 26, 2021	Jun. 09, 2021 person	Feb. 21, 2021 $ / shares	Jun. 29, 2020 USD ($)	May 12, 2014 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Organization and Operations
Number of persons in Board of Directors | person				5
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $								$ 36,000
Common shares
Organization and Operations
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $						$ 36,000
GasLog Partners LP | IPO
Organization and Operations
Ownership interest in GasLog Partners offered under initial public offering (in percent)							48.20%
GasLog Partners LP | IPO | Common shares
Organization and Operations
Number of units issued							9,660,000
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $							$ 186,029
GasLog Partners LP | Over allotment | Common shares
Organization and Operations
Number of units issued							1,260,000
GasLog Partners LP | Acquisition of subsidiaries
Organization and Operations
Ownership interest in GasLog Partners in transaction with parent (in percent)							49.80%
Incentive distribution rights threshold for cash distribution per quarter (in dollars per unit) | $ / shares							$ 0.43125
Cash consideration paid to GasLog in exchange for the contribution of net assets | $							$ 65,695
GasLog Partners LP | Acquisition of subsidiaries | Common shares
Organization and Operations
Number of units issued							162,358
GasLog Partners LP | Acquisition of subsidiaries | Subordinated units
Organization and Operations
Number of units issued							9,822,358
GasLog Partners LP | Acquisition of subsidiaries | General partner units
Organization and Operations
Number of units issued							400,913
General partner interest in GasLog Partners							2.00%
Global Energy & Power Infrastructure Team
Organization and Operations
Price per unit/share (in dollars per unit/share) | $ / shares					$ 5.80
GAS-three Ltd. and GAS-ten Ltd
Organization and Operations
Leaseback term (in years)			5 years
GAS-six Ltd
Organization and Operations
Leaseback term (in years)		5 years
GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
General partner interest in GasLog Partners	2.00%
GAS-three Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
GAS-three Ltd | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)							100.00%
GAS-four Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
GAS-four Ltd | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)							100.00%
GAS-five Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
GAS-five Ltd | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)							100.00%
GasLog Partners' subsidiaries acquired after IPO | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%